Inventories and Consumables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories and Consumables
26.	INVENTORIES AND CONSUMABLES

	2019	2020
Handsets and other telecommunication products	2,027	1,682
Consumables	16	1
Others	316	268

	2,359	1,951